Class A, Class C Prospectus | AllianzGI NFJ International Small-Cap Value Fund
AllianzGI NFJ International Small-Cap Value Fund
Investment Objective
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 218 of the Fund’s prospectus or from your financial advisor.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Class A, Class C Prospectus AllianzGI NFJ International Small-Cap Value Fund		Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	1.00%	1.00%
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Class A, Class C Prospectus AllianzGI NFJ International Small-Cap Value Fund		Class A	Class C
Management Fees		0.95%	0.95%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%
Other Expenses		3.07%	3.07%
Total Annual Fund Operating Expenses		4.27%	5.02%
Expense Reductions	[1]	(2.82%)	(2.82%)
Total Annual Fund Operating Expenses After Expense Reductions	[1]	1.45%	2.20%
[1]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to waive its management fee and/or reimburse the Fund through March 31, 2014 to the extent that Total Annual Fund Operating Expenses, including payment of organizational expenses but excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.45% for Class A shares and 2.20% for Class C shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. The Expense Limitation Agreement is terminable by the Trust upon 90 days' prior written notice to the Manager or at any time by mutual agreement of the parties.

Examples.

 The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example Class A, Class C Prospectus AllianzGI NFJ International Small-Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	689	1,531	2,385	4,576
Class C	323	1,255	2,286	4,863

Example: Assuming you do not redeem your shares
Expense Example No Redemption Class A, Class C Prospectus AllianzGI NFJ International Small-Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	689	1,531	2,385	4,576
Class C	223	1,255	2,286	4,863

Portfolio Turnover.

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the period ended November 30, 2012 was 19%. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Principal Investment Strategies

The Fund seeks to achieve its objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities (such as preferred stocks, convertible securities and warrants) with smaller market capitalizations. The Fund currently considers smaller market capitalization companies to be companies with market capitalization of between $500 million and $5 billion. Under normal circumstances, the Fund expects to invest at least 65% of its net assets in non-U.S. equity securities. The Fund may invest up to 20% of its assets in emerging market securities. The Fund may also achieve its exposure to non-U.S. equity securities through investing in American Depositary Receipts (ADRs).

The portfolio managers seek stocks that are attractively priced, based on their industry relative P/E multiples and dividend yields. The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe are undervalued. The portfolio managers partition the Fund’s selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. The portfolio managers use quantitative factors to screen the Fund’s initial selection universe, analyzing factors such as price momentum (i.e., changes in security price relative to changes in overall market prices), earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates) and fundamental changes. After narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select securities for the Fund. In addition to common stocks and other equity securities, the Fund may invest in securities issued in initial public offerings (IPOs).

Principal Risks

The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first 9 risks):

Market Risk: The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

Issuer Risk: The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Equity Securities Risk: Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Non-U.S. Investment Risk: Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets.

Credit and Counterparty Risk: An issuer or counterparty may default on obligations.

Currency Risk: The values of non-U.S. securities may fluctuate with currency exchange rates and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Emerging Markets Risk: Non-U.S. investment risk may be particularly high to the extent that the Fund invests in emerging market securities. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries.

Smaller Company Risk: Securities issued by smaller companies may be more volatile and present increased liquidity risk relative to securities issued by larger companies.

Liquidity Risk: The lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Derivatives Risk: Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation.

Focused Investment Risk: Focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility.

IPO Risk: Securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility.

Management Risk: The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

Turnover Risk: High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

    Please see “Summary of Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
Performance information for the Fund will be available after the Fund completes a full calendar year of operation.